Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current maturities of long-term liabilities:
Loans from banks and others	$ 39,702	$ 36,630
Non-convertible debentures	6,769	8,841
Others		134
Total current liabilities	46,471	45,605
Non-current liabilities
Loans from banks and others	575,688	503,647
Non-convertible debentures	296,146	73,006
Total non-current liabilities	871,834	576,653
Total	$ 918,305	$ 622,258